MET INVESTORS SERIES TRUST

                       MET/AIM SMALL CAP GROWTH PORTFOLIO

       Supplement Dated November 10, 2006 To Prospectus Dated May 1, 2006

     Effective November 1, 2006, the management and advisory fees for the Met/AIM Small Cap Growth Portfolio (the "Portfolio") have been reduced. Met Investors Advisory LLC (the "Manager") successfully negotiated with A I M Capital Management, Inc. (the "Adviser") to lower its advisory fee, consequently the Manager lowered the management fee so that shareholders may benefit from the lower operating expenses.

Management Fees

     The following table and Example below replace the fee and expense table and the Example in the Prospectus and set forth the fees and expenses for the year ended December 31, 2005 adjusted to reflect the new management fee schedule being in effect for the full year. The new management fee schedule is 0.88% for the first $500 million of average daily net assets plus 0.83% of such assets over $500 million.



--------------------------------- ---------------------------- ----------------------------- -------------------------
                                  Class A                      Class B                       Class E
--------------------------------- ---------------------------- ----------------------------- -------------------------
--------------------------------- ---------------------------- ----------------------------- -------------------------

Management Fee                    0.88 %                       0.88%                         0.88%
--------------------------------- ---------------------------- ----------------------------- -------------------------
--------------------------------- ---------------------------- ----------------------------- -------------------------
12b-1 Fees                        None                         0.25%                         0.15%
--------------------------------- ---------------------------- ----------------------------- -------------------------
--------------------------------- ---------------------------- ----------------------------- -------------------------
Other Expenses                    0.06 %                       0.07%                         0.07%
--------------------------------- ---------------------------- ----------------------------- -------------------------
--------------------------------- ---------------------------- ----------------------------- -------------------------
Total Annual Portfolio            0.94%                        1.20%                         1.10%
Operating Expense Before
Expense Waiver/Repayment to
Manager
--------------------------------- ---------------------------- ----------------------------- -------------------------
--------------------------------- ---------------------------- ----------------------------- -------------------------
Contractual Expense               0.04%                        0.04%                         0.04%
(Waiver)/Repayment to Manager*
--------------------------------- ---------------------------- ----------------------------- -------------------------
--------------------------------- ---------------------------- ----------------------------- -------------------------
Total Annual Portfolio            0.98%                        1.24%                         1.14%
Operating Expenses After
Expense Waiver/Repayment to
Manager#
--------------------------------- ---------------------------- ----------------------------- -------------------------


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 1.05%, 1.30% and 1.20%, respectively, for the period ended April 30, 2007 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

# The Portfolio placed certain portfolio trades with brokers who paid a portion of the Portfolio's expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction was shown, the Portfolio's Total Annual Portfolio Operating Expenses would have been 0.97% for Class A shares, 1.23% for Class B shares and 1.13% for Class E shares.




Example of Portfolio Expenses

------------------------------- ----------------------------- ----------------------------- --------------------------
                                Class A                       Class B                       Class E
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------

1 Year                          $100                          $127                          $117
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
3 Years                         $314                          $396                          $364
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
5 Years                         $544                          $685                          $631
------------------------------- ----------------------------- ----------------------------- --------------------------
------------------------------- ----------------------------- ----------------------------- --------------------------
10 Years                        $1,206                        $1,507                        $1,392
------------------------------- ----------------------------- ----------------------------- --------------------------
